DERIVATIVE LIABILITY	12 Months Ended
Jan. 31, 2021
Derivatives Liabilities [Abstract]
DERIVATIVE LIABILITY

17. DERIVATIVE LIABILITY

The following reflects the continuity of derivative liability:

Balance, January 31, 2019	$23,097
On acquisition February 4, 2019	3,748,377
On acquisition May 24, 2019	4,707,370
Fair value adjustment on derivative liabilities	(4,779,692)
Balance, January 31, 2020	3,699,152
Fair value adjustment on derivative liabilities	5,731,839
Balance, January 31, 2021	$9,430,991

Upon the February 4, 2019 acquisition of Phantom Farms the vendors can earn up to 4,500,000 'earn out' shares over a period of seven years. The conditions are based on the Company's common shares exceeding certain share prices during the period. The liability is derived using a Monte Carlo simulation.

Upon the May 24, 2019 acquisition of Swell Companies the vendors can earn up to 6,000,000 'earn out' shares over a period of seven years. The conditions are based on C21 common shares exceeding certain share prices during the period. The liability is derived using a Monte Carlo simulation.

Inputs into the calculation of fair value adjustment are as follows:

	January 31,	January 31,	May 24,	February 4,
	2021	2020	2019	2019
Discount rate	0.30%	1.36%	2.50%	2.19%
Expected life in years	5.34	6.14	7.00	7.00
Expected stock volatility	80%	100%	100%	100%
Expected volatility of foreign exchange	5.29%	5.29%	5.29%	5.84%